Regulatory Capital Requirements (Details) $ in Thousands		Dec. 31, 2015 USD ($) Classification	Dec. 31, 2014 USD ($)
Trustco Bank [Member]
Tier One Risk Based Capital [Abstract]
Tier 1 leverage capital		$ 405,506
Tier 1 (core) capital			$ 386,913
Common equity Tier 1 capital		405,506
Tier One Risk Based Capital		405,506	386,913
Total risk-based capital		$ 435,149	$ 416,269
Risk Based Ratios [Abstract]
Tier 1 leverage ratio, ratio		8.60%
Tier 1 leverage ratio, Well capitalized	[1],[2]	5.00%
Tier 1 leverage ratio, Capital adequacy	[1],[2]	4.00%
Tier 1 (core) capital, ratio			8.33%
Tier 1 (core) capital, Well Capitalized	[1],[2]		5.00%
Tier One Core Capital Required For Capital Adequacy To Assets	[1],[2]		4.00%
Common equity Tier 1 capital, ratio		17.21%
Common equity Tier 1 capital, well capitalized	[1],[2]	6.00%
Common equity Tier 1 capital, adequately capitalized	[1],[2]	4.00%
Tier 1 risk-based capital, ratio		17.21%	16.60%
Tier 1 risk-based capital, Well Capitalized	[1],[2]	6.00%	6.00%
Tier 1 risk-based capital, Adequately Capitalized	[1],[2]	4.00%	4.00%
Total risk-based capital, ratio		18.47%	17.86%
Total risk-based capital, Well Capitalized	[1],[2]	10.00%	10.00%
Total risk-based capital, Adequately Capitalized	[1],[2]	8.00%	8.00%
Leverage Capital [Abstract]
Tier One Risk Based Capital		$ 405,506	$ 386,913
Total risk-based capital		$ 435,149	$ 416,269
Number of classifications for prompt corrective action regulations provide | Classification		5
Leverage Ratios [Abstract]
Tier 1 risk-based capital, ratio		17.21%	16.60%
Total risk-based capital, ratio		18.47%	17.86%
TrustCo Bank Corp NY [Member]
Tier One Risk Based Capital [Abstract]
Tier One Risk Based Capital		$ 417,538	$ 397,400
Total risk-based capital		$ 447,193	$ 426,770
Risk Based Ratios [Abstract]
Tier 1 risk-based capital, ratio		17.71%	17.04%
Total risk-based capital, ratio		18.97%	18.30%
Leverage Capital [Abstract]
Leverage Capital		$ 417,538	$ 397,400
Common equity Tier 1 capital		417,538
Tier One Risk Based Capital		417,538	397,400
Total risk-based capital		$ 447,193	$ 426,770
Leverage Ratios [Abstract]
Leverage Capital, ratio		8.85%	8.55%
Common equity Tier 1 capital, ratio		17.71%
Tier 1 risk-based capital, ratio		17.71%	17.04%
Total risk-based capital, ratio		18.97%	18.30%

[1]	Federal regulatory minimum requirements to be considered to be Well Capitalized and Adequately Capitalized
[2]	Regulatory minimum requirements to be considered to be Well Capitalized and Adequately Capitalized